Lease (Details 2) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Lease
Lease payments for the remainder of the year ending	$ 129,199
Less imputed interest	5,922
Present value of lease liabilities	$ 123,277	$ 0